United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if amendment [X];   Amendment Number:  2
This Amendment (Check only one):
[ ]  is a restatement
[X]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:            UBS Warburg LLC
Address:         677 Washington Boulevard
                 Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:           Sarah M. Starkweather
Title:          Director
Phone:          (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
August 10, 2001, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed on November 14, 2000 pursuant to a request for confidential treatment.

Report Type (Check only one):

[X]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report


Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $112,020 (thousands)

List of Other Included Managers:

NONE

Section 13F - Amendment                                                 09/30/00

                                                                                                           VOTING
                                                                  MARKET              PUT/   INVESTMENT    AUTHORITY
ISSUER                        ISSUE                 CUSIP         VALUE    QUANTITY   CALL   DISCRETION    SOLE
ATMEL CORP                    SBDBCV ZRO144A18      049513AB0      4,540   5145000              SOLE       5145000
ATMEL CORP                    SB DB CV ZRO  18      049513AC8      8,190   9280000              SOLE       9280000
AVENTIS                       SP ADR REP WT         053561205      1,856   158000               SOLE       158000
CELESTICA INC                 LYON  ZERO    20      15101QAA6      6,551   13438000             SOLE       13438000
COMVERSE TECHNOLOGY INC       SUB DB CV 4.5%05      205862AG0     43,434   8620000              SOLE       8620000
GLOBAL CROSSING LTD           PFD CV 6.75%          G3921A134      4,344   17500                SOLE       17500
LSI LOGIC CORP                SB NT CV 4.25%04      502161AD4      2,227   1126000              SOLE       1126000
MOTOROLA INC                  LYON SUB ZERO 09      620076AE9      2,925   2000000              SOLE       2000000
MOTOROLA INC                  LYON SUB ZERO 13      620076AJ8        539   544000               SOLE       544000
OMNICOM GROUP INC             SBDB CONV 144A07      681919AC0      5,049   2175000              SOLE       2175000
OMNICOM GROUP INC             SB DB CV 4.25%07      681919AE6     21,135   9105000              SOLE       9105000
SAFEGUARD SCIENTIFICS INC     SB NT CV 144A 06      786449AD0        824   829000               SOLE       829000
SCI SYS INC                   SUB NT CONV 3%07      783890AF3         60   71000                SOLE       71000
SIEBEL SYS INC                SB NT CV  5.5%06      826170AC6      6,554   1352000              SOLE       1352000
SIZELER PPTY INVS INC         SUB DB CONV 8%03      830137AA3        107   120000               SOLE       120000
SPHERION CORP                 COM                   848420105        203   17000                SOLE       17000
TEXACO INC                    COM                   881694103      2,389   45500                SOLE       45500
TEXAS BIOTECHNOLOGY CORP      WT EXP  123100        88221T120        456   59200                SOLE       59200
THERMO ELECTRON CORP          SUBDB CV 144A 03      883556AF9        123   130000               SOLE       130000
THERMO ELECTRON CORP          SUB DB CONV 4%05      883556AH5        374   440000               SOLE       440000
THERMO ELECTRON CORP          GTDSBDBCV3.25%07      883556AJ1        140   200000               SOLE       200000

                              Total Market Value                 112,020